Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Borrowings

The following table summarizes outstanding borrowings as of 30 June 2025, 2024, and 2023:

	2025			2024			2023
	AUD$			AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total	Current	Non-Current	Total

Equipment Finance secured bank loan	3,163,362	-	3,163,362	978,574	2,900,259	3,878,833	-	-	-
Interest only secured bank loan	2,000,000	-	2,000,000	-	2,000,000	2,000,000	396,881	2,078,570	2,475,451
Other loans	89,344	-	89,344	-	151,651	151,651	-	-	-
Trade finance facility	1,219,431		1,219,431	-	-	-	-	-	-
Total secured bank loan	6,472,137	-	6,472,137	978,574	5,051,910	6,030,484	396,881	2,078,570	2,475,451
Unused trade finance facility	-	-	6,780,934	-	-	8,000,000	-	-	8,000,000

Schedule of Future Payments of Finance Secured Bank Loan

The future payments of the equipment finance secured bank loan as of June 30, 2025 were as follows:

Calendar year	AUD$
Remainder of 2025	487,225
2026	974,450
2027	974,450
2028	974,450
2029	263,560
Total payments outstanding	3,674,135

Less: accrued interest	(510,773)
Total equipment finance secured loan outstanding	3,163,362

Schedule of Outstanding Convertible Note

The following table summarizes the outstanding Convertible Note as of June 30, 2025, 2024, and 2023:

	June 30, 2025	June 30, 2024	June 30, 2023
	AUD$	AUD$	AUD$
Principal value of Convertible Note	1,590,100	1,874,574	-
Debt discount(1), net of amortization	(420,410)	(692,621)	-
Convertible Note	$1,169,690	$1,181,953	-

(1)	The debt discount includes the following and is amortized over 18 months:

Schedule of Debt Discount
	June 30, 2025	June 30, 2024
	AUD$	AUD$
10% OID	340,832	340,832
Fair value of Ordinary share Warrants	117,193	117,193
Fair value of Penny Warrants	218,107	218,107
Equity component	140,495	140,495
Total debt discount	816,627	816,627
Less: amortization	(396,217)	(124,006)
Debt discount at year end	$420,410	$692,621